DIRECTOR'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2022
DIRECTOR'S REMUNERATION
Schedule of total remuneration for directors and key management

	2022	2021	2020
	£’000	£’000	£’000
Directors’ remuneration for qualifying services	1,285	856	532
Senior management loss of office	—	132	—
Share based payments	1,522	431	20
Total remuneration for directors and key management	2,807	1,419	552